Interests in unconsolidated structured entities - Summary of exposure to risk relating to its interests in unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	₩ 55,780,149	₩ 50,138,523
Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	50,395,946	45,267,412
ABS and ABCP purchase agreement
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	3,595,823	3,174,520
Loan commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	1,285,259	1,267,042
Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	120,050
Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	383,071	429,549
Assets-backed securitization
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	17,168,885	15,674,132
Assets-backed securitization | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	15,604,968	14,290,523
Assets-backed securitization | ABS and ABCP purchase agreement
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	1,125,400	1,029,819
Assets-backed securitization | Loan commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	327,367	353,790
Assets-backed securitization | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	111,150
Assets-backed securitization | Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	0	0
Structured financing
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	21,299,577	18,660,194
Structured financing | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	19,767,186	17,306,931
Structured financing | ABS and ABCP purchase agreement
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	224,184	10,462
Structured financing | Loan commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	916,236	913,252
Structured financing | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	8,900
Structured financing | Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	383,071	429,549
Investment fund
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	17,311,687	15,804,197
Investment fund | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	15,023,792	13,669,958
Investment fund | ABS and ABCP purchase agreement
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	2,246,239	2,134,239
Investment fund | Loan commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	41,656	0
Investment fund | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	0
Investment fund | Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	₩ 0	₩ 0